Commitments and Contingencies (Details) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 02, 2022	Nov. 09, 2021	Nov. 12, 2020	Mar. 31, 2022	Dec. 31, 2021	Mar. 16, 2022	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)		$ 10
Underwriters compensation			$ 653,250
Representative warrant description			The Company initially estimated the fair value of the Representative’s Warrants at $424,270 using the Monte Carlo simulation model. As of March 31, 2022, the fair value of the Representative’s Warrant granted to the underwriters is estimated to be $5,063 using the following assumptions: (1) expected volatility of 2.6%, (2) risk-free interest rate of 2.42% and (3) expected life of 5.22 years. The expected volatility was determined by the Company based on the historical volatilities of a set of comparative special purpose acquisition companies (“SPAC”), and the risk-fee interest rate was determined by reference to the U.S. Treasury yield curve in effect for time period equals to the expected life of the Representative’s Warrant.
Cash underwriting discount			1.75%
Gross proceeds from issuance proposed public offering			$ 1,575,000
Percentage of advisory fee				2.75%	2.75%
Payable to representative at closing balance					$ 2,475,000
Open market purchases, description				Our sponsor entered into an agreement in accordance with the guidelines of Rule 10b5-1 under the Exchange Act, to place limit orders, through ED&F Man Capital Markets Inc., an independent broker-dealer registered under Section 15 of the Exchange Act which is not affiliated with us nor part of the underwriting or selling group, to purchase an aggregate of up to 3,750,000 of our rights in the open market at market prices, and not to exceed $0.20 per right during the period commencing on the later of (i) December 10, 2020, the date separate trading of the rights commenced or (ii) sixty calendar days after the end of the “restricted period” under Regulation M, continuing until the date that was the earlier of (a) November 9, 2021 and (b) the date that we announced that we had entered into a definitive agreement in connection with our initial business combination, or earlier in certain circumstances as described in the limit order agreement. The limit orders required such members of our sponsor to purchase any rights offered for sale (and not purchased by another investor) at or below a price of $0.20, until the earlier of (x) the expiration of the buyback period or (y) the date such purchases reach 3,750,000 rights in total.	Our sponsor entered into an agreement in accordance with the guidelines of Rule 10b5-1 under the Exchange Act, to place limit orders, through ED&F Man Capital Markets Inc., an independent broker-dealer registered under Section 15 of the Exchange Act which is not affiliated with us nor part of the underwriting or selling group, to purchase an aggregate of up to 3,750,000 of our rights in the open market at market prices, and not to exceed $0.20 per right during the period commencing on the later of (i) December 10, 2020, the date separate trading of the rights commenced or (ii) sixty calendar days after the end of the “restricted period” under Regulation M, continuing until the date that was the earlier of (a) November 9, 2021 and (b) the date that we announced that we had entered into a definitive agreement in connection with our initial business combination, or earlier in certain circumstances as described in the limit order agreement. The limit orders required such members of our sponsor to purchase any rights offered for sale (and not purchased by another investor) at or below a price of $0.20, until the earlier of (x) the expiration of the buyback period or (y) the date such purchases reach 3,750,000 rights in total.
Purchase of additional market shares (in Shares)					1,250,000
Stock price (in Dollars per share)		11.5		$ 10	$ 10
Preferred stock par value (in Dollars per share)	$ 1,000
Aggregate purchase value	$ 20,000,000
Common stock shares (in Shares)	500,000
Common stock purchase shares (in Shares)	2,500,000
Initial exercise price (in Dollars per share)	$ 11.5				$ 10
PIPE Investment term	3 years
Securities purchase agreement, description				On March 16, 2022, the Company, Calidi and the PIPE Investor amended Sections 4(aa)(xii) and 5(e) of the SPA, Section 4(c)(ii) of the Certificate of Designation, and Section 1(c) of the Warrant to clarify that (i) so long as the Company has provided notice to the PIPE Investor that the then effective Registration Statement covering the applicable resale of the Conversion Shares, Common Shares and/or Warrant Shares is not available in accordance with the requirements of the Registration Rights Agreement (at a time when such Registration Statement is not available for such applicable securities), then damages with respect to any such “Notice Failure” (as used in such sections) with respect thereto shall cease to accrue with respect to such Registration Statement as of the time of such notice; provided that, thereafter, if a registration statement becomes available and later unavailable, the Company shall be required to provide an additional notice for damages with respect to such “Notice Failure” to cease to accrue with respect thereto and (ii) the reference to 2% in Section 4(c)(ii) in the form of Certificate of Designation shall be replaced with 1%.
Business Combination Descriptions				On February 2, 2022, the Company entered into share purchase agreements (collectively, the “Forward Share Purchase Agreements”) with certain backstop arrangements with Sea Otter Securities, Stichting Juridisch Eigendom Mint Tower Arbitrage Fund, Feis Equities LLC, Yakira Capital Management, Inc., Yakira Enhanced Offshore Fund and Yakira Partners LP, MAP 136 Segregated Portfolio and Meteora Capital Partners, LP (collectively, the “Backstop Investors”), pursuant to which the Backstop Investors agreed not to redeem certain Edoc shares (the “Backstop Shares”) in connection with the Company’s shareholder meeting to approve an extension of the date by which the Company has to consummate a business combination from February 12, 2022 to August 12, 2022 (the “ February 2022 Extension”) and the Business Combination. Pursuant to the Backstop Agreements, the Backstop Investors agreed to hold such shares until the three-month anniversary of the consummation of the Business Combination, at which time they will each have the right to sell them to the combined entity, after giving effect to the Business Combination (the “Combined Company”) for a price of $10.42 per share, or will sell them during such time period at a market price of at least $10.27 per share (with a premium of $0.05 per share to be paid by the Combined Company for each Backstop Share sold by a Backstop Investor during the one-month period following the Closing of the Business Combination). The Backstop Investors’ agreements provide that, following the Closing of the Business Combination, the Company will deposit into escrow accounts the aggregate cash amount necessary to purchase the shares held by the Backstop Investors, up to $22,924,000. As a result, these amounts deposited into the escrow accounts will not be available to the Combined Company unless and until any of the Backstop Investors sell such shares in the market. If the Backstop Investors sell such shares during the one-month period following the Closing of the Business Combination at a sales price that is greater than $10.27 per share, then Combined Company shall pay to each selling investor a premium of $0.05 per share sold. If the Backstop Investors sell shares to the Combined Company on the three-month anniversary of the Closing of the Business Combination, the repurchase price payable by the Combined Company for such shares from the escrow accounts established for this purpose shall be $10.42 per share.
Aggregate of shares (in Shares)				338,907
Finance costs, per share (in Dollars per share)				$ 10.11
Operating finance costs				$ 3,426,350
Redeemed per share (in Dollars per share)				$ 0.05
Aggregate per share (in Dollars per share)				$ 0.15
Common stock value				$ 55	$ 55	$ 75,000,000	$ 55
Purchase agreement, description				The purchase price of the shares of Common Stock that the Company elects to sell to the Common Stock Investor (a “VWAP Purchase”) under the Purchase Agreement will be determined by reference to the lowest daily volume weighted average price (“VWAP”) of the Common Stock during the three (3) consecutive trading days beginning on the applicable VWAP Purchase Exercise Date for such VWAP Purchase, multiplied by 0.960. There is no upper limit on the price per share that the Common Stock Investor could be obligated to pay for the Common Stock under the Purchase Agreement. For each VWAP Purchase, the Company would be limited to a number of shares of Common Stock equal to the lesser of (i) the product obtained by multiplying (A) the average daily trading volume in the Common Stock on the Nasdaq Stock Market (or any nationally recognized successor thereto and collectively, the “Nasdaq”)) during the five (5) Trading Days immediately preceding the applicable VWAP Purchase Exercise Date for such VWAP Purchase and (B) 0.30, and (ii) the quotient obtained by dividing (A) $10,000,000 by (B) the VWAP of the Common Stock on the Nasdaq on the trading day immediately preceding the applicable VWAP Purchase Exercise Date, as defined in the Purchase Agreement, for such VWAP Purchase.
Ownership percentage				4.99%
Percentage of common stock				9.99%
Market share price (in Dollars per share)			$ 0.2		$ 0.2
Consideration amount					$ 380,000,000
Per share value (in Dollars per share)					$ 10
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate purchase value	$ 5,000,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)		$ 0.1
Payable to representative at closing balance				$ 2,475,000
Stock price (in Dollars per share)			$ 10.17
Series A Convertible Preferred Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Investor shares (in Shares)	20,000
Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of underwriter shares (in Shares)			75,000
Price per share (in Dollars per share)			$ 0.01
Purchase of warrant (in Shares)			450,000
Class A Ordinary Shares [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of warrant (in Shares)			450,000
Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Representative warrant description			The Company initially estimated the fair value of the Representative’s Warrants at $424,270 using the Monte Carlo simulation model. As of December 31, 2021, the fair value of the Representative’s Warrant granted to the underwriters is estimated to be $107,779 using the following assumptions: (1) expected volatility of 6.5%, (2) risk-free interest rate of 1.29% and (3) expected life of 5.39 years. The expected volatility was determined by the Company based on the historical volatilities of a set of comparative special purpose acquisition companies (“SPAC”), and the risk-fee interest rate was determined by reference to the U.S. Treasury yield curve in effect for time period equals to the expected life of the Representative’s Warrant.
Merger Consideration [Member]
Commitments and Contingencies (Details) [Line Items]
Net cash				$ 380,000,000
Stock price (in Dollars per share)				$ 10
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional market shares (in Shares)				1,250,000
Market share price to exceeds (in Dollars per share)				$ 0.2